CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Income For The Year Before Income Tax	$ 7,620,499	$ 18,227,581	$ 29,603,497
Adjustments To Reconcile Income For The Year Before Income Tax To Net Cash Flows:
Depreciation Of Property, Plant And Equipment	7,637,642	5,465,104	4,047,627
Amortization Of Intangible Assets	3,073,753	3,523,429	2,920,414
Impairment Of Property, Plant And Equipment And Intangible Assets	7,765,017	6,062,276	9,050,812
Income From Sale Of Property, Plant And Equipment	(105,174)
(recovery) Discount Of Tax Credits	(236,729)	45,575	460,067
Interest Earned From Customers	(3,610,639)	(4,690,603)	(13,223,480)
Trade And Tax Interests Lost	624,433	563,199
Finance Income	(1,942,647)	(7,788,279)	(7,399,195)
Finance Expenses	17,815,205	33,655,663	32,724,460
Share Of The Profit Of Associates	564,502	(164,149)	(2,287,745)
Material And Spare Parts Impairments	41,355	64,807	64,870
Share-based Payments		2,525	99,781
Movements In Provisions, And Long-term Employee Benefit Plan Expense	306,174	204,159	166,650
Foreign Exchange Difference For Trade Receivables	(6,879,987)	(16,531,502)	(24,478,898)
Loss On Net Monetary Position	(897,937)	(18,647,607)	(24,506,550)
Working Capital Adjustments:
Decrease In Trade And Other Receivables	3,649,803	21,894,898	26,238,818
Decrease (increase) In Other Non-financial Assets And Inventories	(989,538)	515,037	(2,452,142)
(decrease) Increase In Trade And Other Payables, Other Non-financial Liabilities And Liabilities From Employee Benefits	(6,891,718)	(12,334,541)	3,530,080
Total	27,544,014	30,067,572	34,559,066
Trade And Tax Interest Paid	(624,433)	(563,199)
Interest Received From Customers	3,522,898	4,696,821	9,929,232
Income Tax Paid	(4,406,562)	(5,079,094)	(19,882,945)
Net Cash Flows Provided By Operating Activities	26,035,917	29,122,100	24,605,353
Investing Activities
Purchase Of Property, Plant And Equipment	(5,372,000)	(18,068,364)	(35,970,578)
Sale Of Property, Plant And Equipment	3,644,979
Acquisition Of Thermal Station Brigadier Lopez			(17,397,955)
Dividends Received	140,168	212,804	1,514,622
Acquisition Of Financial Assets, Net	(5,337,330)	(8,239,468)	(5,487,441)
Net Cash Flows Used In Investing Activities	(6,924,183)	(26,095,028)	(57,341,352)
Financing Activities
Bank And Investment Accounts Overdrafts Received (paid), Net	(1,610,020)	(1,061,263)	3,016,756
Loans Paid	(12,892,771)	(4,874,369)	(2,379,465)
Loans Received		6,236,913	42,590,802
Direct Financing And Loans Refinancing Costs	(348,314)	(488,263)	(1,998,836)
Interest And Other Financial Costs Paid	(4,197,999)	(5,276,205)	(4,095,631)
Contributions From Non-controlling Interests			398,477
Dividends Paid	(117,786)	(96,540)	(2,326,472)
Net Cash Flows Provided By (used In) Financing Activities	(19,166,890)	(5,559,727)	35,205,631
(decrease) Increase In Cash And Cash Equivalents	(55,156)	(2,532,655)	2,469,632
Exchange Difference And Other Financial Results	80,376	417,650	1,304,800
Monetary Results Effect On Cash And Cash Equivalents	(164,163)	(534,116)	(1,431,540)
Cash And Cash Equivalents, Beginning	420,671	3,069,792	726,900
Cash And Cash Equivalents, Ending	$ 281,728	$ 420,671	$ 3,069,792